CONDENSED SCHEDULE OF INVESTMENTS - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.24%)	3.62%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (950,202)	$ 20,058,233
Exchange Traded Futures Contracts Currencies [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.00%	3.14%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 11,463
Exchange Traded Futures Contracts Currencies [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.00%	0.11%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 2,385
Exchange Traded Futures Contracts Energies [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.40%	0.15%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 1,587,533	$ 819,755
Exchange Traded Futures Contracts Energies [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.05%	(0.06%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 213,078	$ 591,490
Exchange Traded Futures Contracts Grains [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.01%	0.60%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 31,155	$ 3,317,996
Exchange Traded Futures Contracts Grains [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.02%	0.00%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 74,547	$ (347,625)
Exchange Traded Futures Contracts Interest Rates [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.84%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (3,364,575)
Exchange Traded Futures Contracts Interest Rates [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.05%	0.00%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 182,789	$ (25,918)
Exchange Traded Futures Contracts Livestock [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.01%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (18,210)
Exchange Traded Futures Contracts Livestock [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.00%	(0.22%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 17,170	$ (12,760)
Exchange Traded Futures Contracts Metals [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	1.09%	1.13%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 4,360,711	$ 6,253,013
Exchange Traded Futures Contracts Metals [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.98%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (3,921,479)	$ (1,137,354)
Exchange Traded Futures Contracts Softs [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.01%)	0.06%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (53,106)	$ 345,995
Exchange Traded Futures Contracts Softs [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.00%	(0.02%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 12,566	$ (115,670)
Exchange Traded Futures Contracts Stock Indices [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.19%	0.82%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 746,305	$ 4,567,677
Exchange Traded Futures Contracts Stock Indices [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.04%	0.14%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 152,730	$ 773,085
Future [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.01%	3.09%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 35,062	$ 17,117,475
Future [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.83%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 3,301,276	$ 17,392,227
Future [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.82%)	(0.05%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (3,266,214)	$ (274,752)
Forward Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.25%)	0.53%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (985,264)	$ 2,940,758
Forward Contracts [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	1.68%	2.02%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 6,719,651	$ 11,186,702
Forward Contracts [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(1.93%)	(1.49%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (7,704,915)	$ (8,245,944)
Exchange Traded Futures Contracts Two Year U S Treasury [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets		0.00%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net		$ 12,742
Exchange Traded Futures Contracts Five Year U S Treasury [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets		0.04%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net		$ 227,326
Exchange Traded Futures Contracts Ten Year U S Treasury [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets		0.04%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net		$ 201,234
Exchange Traded Futures Contracts Thirty Year U S Treasury [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets		0.02%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net		$ 85,906
Exchange Traded Futures Contracts Otherinterestrates [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets		0.28%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net		$ 1,560,583
Exchange Traded Futures Contracts Totalinterestrates [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets		0.38%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net		$ 2,087,791